Prepayments and deposits	12 Months Ended
Dec. 31, 2025
Prepayments And Deposits [Abstract]
Prepayments and deposits
(12)	Prepayments and deposits-
Current prepayments consist mainly of prepaid IT software licenses, insurances and spare parts and accessories prepayments.
Non-current
prepayments and security deposits consist of the following:

	2025	2024	2023
Advances for fleet renewal, including engines and interiors’ standardization	$2,292	6,875	9,108
Deposits:
For the lease of aircraft and engines	40,100	40,368	40,229
With financial institutions	10,659	—	—
With airport groups	41,966	47,130	43,073
Maintenance deposits	35,992	46,027	32,416
Other	19,056	20,071	24,103

	$150,065	160,471	148,929

Cash additions of deposits for maintenance and acquisition of properties and equipment amounted to $10,312 for 2025, $41,886 for 2024 and $53,921 for 2023.